CRESTFUNDS, INC.
                                 Investors Class

                      Supplement dated March 9, 1999 to the
                         Prospectus dated March 31, 1998


At the end of the section "THE ADVISER" on page 35 of the Prospectus, add the following:

         On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Corporation ("CAMCO"), the Funds' investment adviser, and SunTrust Banks, Inc. ("SunTrust"), had signed a definitive agreement for the acquisition of Crestar by SunTrust. The acquisition of Crestar by SunTrust was completed on December 31, 1998.

         On February 19, 1999, the Board of Directors of the Funds unanimously approved the combinations (the "Proposed Combinations") of each of the Funds with certain new and existing STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust), and recommended that the shareholders of the Funds approve the Proposed Combinations. The Proposed
Combinations are intended to be tax free to the Funds and their shareholders. The Board of Directors of the Funds also anticipates holding a special meeting of the shareholders in May of 1999 so that the shareholders of the Funds can vote on the Proposed Combinations. Shareholders of the Funds will receive additional written materials about the Proposed Combinations through the mail. The Proposed Combinations are subject to certain regulatory approvals and the approval of the shareholders of the Funds.


                   RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                CRESTFUNDS, INC.
                                   Trust Class

                      Supplement dated March 9, 1999 to the
                         Prospectus dated March 31, 1998


At the end of the section "THE ADVISER" on page 27 of the Prospectus, add the following:

         On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Corporation ("CAMCO"), the Funds' investment adviser, and SunTrust Banks, Inc. ("SunTrust"), had signed a definitive agreement for the acquisition of Crestar by SunTrust. The acquisition of Crestar by SunTrust was completed on December 31, 1998.

         On February 19, 1999, the Board of Directors of the Funds unanimously approved the combinations (the "Proposed Combinations") of each of the Funds with certain new and existing STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust), and recommended that the shareholders of the Funds approve the Proposed Combinations. The Proposed
Combinations are intended to be tax free to the Funds and their shareholders. The Board of Directors of the Funds also anticipates holding a special meeting of the shareholders in May of 1999 so that the shareholders of the Funds can vote on the Proposed Combinations. Shareholders of the Funds will receive additional written materials about the Proposed Combinations through the mail. The Proposed Combinations are subject to certain regulatory approvals and the approval of the shareholders of the Funds.


                   RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                CRESTFUNDS, INC.
                                Life Vision Class

                      Supplement dated March 9, 1999 to the
                         Prospectus dated March 31, 1998


At the end of the section "THE ADVISER" on page 13-LV of the Prospectus, add the following:


         On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Corporation ("CAMCO"), the Funds' investment adviser, and SunTrust Banks, Inc. ("SunTrust"), had signed a definitive agreement for the acquisition of Crestar by SunTrust. The acquisition of Crestar by SunTrust was completed on December 31, 1998.

         On February 19, 1999, the Board of Directors of the Funds unanimously approved the combinations (the "Proposed Combinations") of each of the Funds with certain new and existing STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust), and recommended that the shareholders of the Funds approve the Proposed Combinations. The Proposed
Combinations are intended to be tax free to the Funds and their shareholders. The Board of Directors of the Funds also anticipates holding a special meeting of the shareholders in May of 1999 so that the shareholders of the Funds can vote on the Proposed Combinations. Shareholders of the Funds will receive additional written materials about the Proposed Combinations through the mail. The Proposed Combinations are subject to certain regulatory approvals and the approval of the shareholders of the Funds.


                   RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE